FAIR VALUE MEASUREMENTS - Schedule of quantitative information regarding Level 3 fair value measurements - Warrant liability (Details)	Dec. 31, 2021	Dec. 31, 2020
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.99	10.20
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	24.9	17.2
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.00	5.00
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.19	0.29
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0	0.0